Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Other Receivables

	2024		2023		2022
	Non- current	Current	Non-current	Current	Non-current	Current
Receivables from services, sales of other assets and other advance payments	11	35	-	11	12	5
Tax credit and export rebates	129	150	83	44	152	349
Loans and balances with related parties (1)	159	35	43	6	10	31
Collateral deposits	-	20	-	13	-	5
Prepaid expenses	15	42	18	33	23	41
Advances and loans to employees	-	5	-	3	1	5
Advances to suppliers and custom agents (2)	16	74	-	84	-	165
Receivables with partners in JA and other agreements	2	164	8	155	16	178
Insurance receivables	-	5	-	-	-	-
Miscellaneous	31	22	7	32	6	30

	363	552	159	381	220	809
Provision for other doubtful receivables	(26)	-	(1)	-	(15)	(1)

	337	552	158	381	205	808

(1)	See Note 37 for information about related parties.
(2)	Includes, among others, advances to custom agents for the payment of taxes and import rights related to the imports of fuels and goods.